Restructuring Costs - Summary of Accrued Restructuring Obligation Associated with Other Restructuring Activities (Detail) (Other Restructuring Activities [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Restructuring Cost and Reserve [Line Items]
Balance at beginning of year	$ 9,320	$ 13,492	$ 7,788
Restructuring costs incurred	505	7,290	19,337
Accretion expense	8	218	417
Restructuring costs paid	(7,665)	(9,484)	(14,702)
Adjustments	(818)	(1,617)	1,020
Currency translation adjustment	(141)	(579)	(368)
Balance at end of year	1,209	9,320	13,492
Employee Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Balance at beginning of year	5,191	5,890
Restructuring costs incurred	221	6,374	18,119
Restructuring costs paid	(3,375)	(5,005)	(12,002)
Adjustments	(800)	(1,986)
Currency translation adjustment	(245)	(82)	(227)
Balance at end of year	992	5,191	5,890
Facilities Costs [Member]
Restructuring Cost and Reserve [Line Items]
Balance at beginning of year	4,129	7,518	7,788
Restructuring costs incurred		235	1,010
Accretion expense	8	218	417
Restructuring costs paid	(4,048)	(3,949)	(2,576)
Adjustments	24	585	1,020
Currency translation adjustment	104	(478)	(141)
Balance at end of year	217	4,129	7,518
Other Restructuring Costs [Member]
Restructuring Cost and Reserve [Line Items]
Balance at beginning of year		84
Restructuring costs incurred	284	681	208
Restructuring costs paid	(242)	(530)	(124)
Adjustments	(42)	(216)
Currency translation adjustment		(19)
Balance at end of year			$ 84